SVB Agreement (Tables)	12 Months Ended
Dec. 31, 2022
Debt Disclosure [Abstract]
Schedule of Determine The Fair Value Of The Warrant Upon Issuance
To determine the fair value of the warrant upon issuance, the Company utilized the Black-Scholes option-pricing model with the following assumptions:

Assumption
Risk-free interest rate	1.1%
Expected dividend yield	—%
Expected term (in years)	10.0
Expected volatility	72.9%